CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

Details of the customers accounting for 10% or more of total revenues are as follows:

	For the year ended December 31,
	2020		2021		2022
	HK$’000		HK$’000		HK$’000
Customer A	67,224	17%	111,482	29%	59,378	17%
Customer B	71,301	18%	96,080	25%	35,966	11%
	138,525	35%	207,562	54%	95,344	28%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2021		2022
	HK$’000		HK$’000
Customer A	46,196	25%	-	-
Customer B	23,043	13%	15,325	10%
	69,239	38%	15,325	10%

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	For the year ended December 31,
	2020		2021		2022
	HK$’000		HK$’000		HK$’000
Supplier A	56,255	34%	67,432	35%	81,646	59%
Supplier B	-	-	29,434	15%	476	0%
Supplier C	28,402	17%	9,118	5%	35,645	26%
Supplier E	24,220	15%	2,273	1%	-	-
Supplier F	23,154	14%	49,665	26%	6,645	5%
	132,031	81%	157,922	82%	124,412	90%

Details of the suppliers accounting for 10% or more of account payable are as follows:

	As of December 31,
	2021		2022
	HK$’000		HK$’000
Supplier D	2,194	25%	2,008	15%
Supplier G	-	-	7,997	60%
Supplier H	1,622	18%	-	-
Customer I	1,103	12%	-	-
	4,919	55%	10,005	75%